Financial instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
US$ asset (liability) balances included in:
Cash and cash equivalents	$ 3,037,758	$ 4,830,338
Short-term investments	10,712	10,690
Restricted cash	50,697	435,591
Accounts receivable	45,000	293,260
Accounts payable and accrued liabilities	(87,974)	(378,591)
Net US$ non-derivative financial instruments	$ 3,056,193	$ 5,191,288